UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                   FORM N-PX
                                    ________

                    ANNUAL REPORT OF PROXY VOTING RECORD OF
                          MAN-GLENWOOD LEXINGTON, LLC

                INVESTMENT COMPANY ACT FILE NUMBER:   811-21173

                                   REGISTRANT
                          MAN-GLENWOOD LEXINGTON, LLC
                                123 N. WACKER DR
                                   28TH FLOOR
                               CHICAGO, IL 60606
                                 (312)-881-6500

                               AGENT FOR SERVICE
                                KIRSTEN GANSCHOW
                                123 N. WACKER DR
                                   28TH FLOOR
                               CHICAGO, IL 60606

                       DATE OF FISCAL YEAR END: MARCH 31

            DATE OF REPORTING PERIOD: JULY 1, 2009 TO JUNE 30, 2010
                                    ________

The Registrant did not cast any proxy votes during the reporting period. Accordingly, there are no proxy votes to report. The Registrant invests substantially all of its assets in Man-Glenwood Lexington Associates Portfolio, LLC (the "Master Fund"). The proxy voting record of the Master Fund is available on the Form N-PX filed by the Master Fund for the corresponding period.
                                    ________

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Man-Glenwood Lexington, LLC

/s/ Alicia B. Derrah

Principal Financial Officer

Date:  August 30, 2010